Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Share-based Compensation Expense and Associated Tax Benefit

The components of share-based compensation expense and the associated tax benefit follow:

	YEAR ENDED DECEMBER 31,
(MILLIONS OF DOLLARS)	2011	2010	2009

Stock option expense	$166	$150	$165
RSU expense	228	211	183
TSRU expense	17	28	15
Directors’ compensation and other	5	2	3
PSA expense/(expense reduction)	3	14	(17)

Share-based payment expense	419	405	349
Tax benefit for share-based compensation expense	(139)	(129)	(99)
Share-based payment expense, net of tax	$280	$276	$250

Stock Options [Member]
Schedule of Valuation Assumptions

The weighted-average assumptions used in the valuation of stock options follow:

	YEAR ENDED DECEMBER 31,
	2011	2010	2009
Expected dividend yield(a)	4.14%	4.00%	4.90%
Risk-free interest rate(b)	2.59%	2.87%	2.69%
Expected stock price volatility (c)	25.55%	26.85%	41.36%
Expected term(d) (years)	6.25	6.25	6.0

(a)	Determined using a constant dividend yield during the expected term of the option.
(b)	Determined using the interpolated yield on U.S. Treasury zero-coupon issues.
(c)	Determined using implied volatility, after consideration of historical volatility.
(d)	Determined using historical exercise and post-vesting termination patterns.

Schedule of stock option activity

The following table summarizes all stock option activity during 2011:

	SHARES (THOUSANDS)	WEIGHTED-AVERAGE EXERCISE PRICE PER SHARE	WEIGHTED-AVERAGE REMAINING CONTRACTUAL TERM (YEARS)	AGGREGATE INTRINSIC VALUE(a) (MILLIONS)
Outstanding, December 31, 2010	458,604	$28.29
Granted	66,850	18.92
Exercised	(9,406)	16.31
Forfeited	(6,513)	17.41
Canceled	(79,982)	38.73
Outstanding, December 31, 2011	429,553	25.31	4.9	$751
Vested and expected to vest(b), December 31, 2011	421,754	25.46	4.9	$715
Exercisable, December 31, 2011	273,563	30.09	3.0	$17

(a)	Market price of underlying Pfizer common stock less exercise price.
(b)	The number of options expected to vest takes into account an estimate of expected forfeitures.

Summary of Stock Option Activity Data

The following table provides data related to all stock option activity:

	YEAR ENDED/AS OF DECEMBER 31,
(MILLIONS OF DOLLARS, EXCEPT PER STOCK OPTION AMOUNTS)	2011	2010	2009
Weighted-average grant date fair value per stock option	$3.15	$$3.25	$3.30
Aggregate intrinsic value on exercise	$32	$5	$2
Cash received upon exercise	$153	$16	$7
Tax benefits realized related to exercise	$10	$1	$1
Total compensation cost related to nonvested stock options not yet recognized, pre-tax	$177	$178	$147
Weighted-average period over which stock option compensation cost is expected to be recognized (years)	1.3	1.3	1.2

Restricted Stock Units [Member]
Schedule of stock option activity

The following table summarizes all RSU activity during 2011:

	SHARES (THOUSANDS)	WEIGHTED- AVERAGE GRANT DATE FAIR VALUE PER SHARE
Nonvested, December 31, 2010	41,177	$17.57
Granted	15,671	18.91
Vested	(13,281)	20.99
Reinvested dividend equivalents	1,740	19.28
Forfeited	(3,367)	17.27
Nonvested, December 31, 2011	41,940	$17.08

Summary of Stock Option Activity Data

The following table provides data related to all RSU activity:

(MILLIONS OF DOLLARS)	YEAR ENDED DECEMBER 31,
	2011	2010	2009
Total grant date fair-value-based amount of shares vested	$279	$311	$131
Total compensation cost related to nonvested RSU awards not yet recognized, pre-tax	$264	$230	$198
Weighted-average period over which RSU cost is expected to be recognized (years)	1.3	1.4	1.3

Performance Share Awards [Member]
Schedule of Valuation Assumptions

The weighted-average assumptions used in the valuation of PSAs follow:

	YEAR ENDED DECEMBER 31,
	2011	2010	2009
Risk-free interest rate(a)	1.22%	1.24%	1.95%
Expected Pfizer stock price volatility(b)	25.55%	26.75%	40.40%
Average peer stock price volatility(b)	21.63%	23.64%	36.30%
Contractual term (years)	3	3	3

(a)	Determined using the interpolated yield on U.S. Treasury zero-coupon issues.
(b)	Determined using implied volatility, after consideration of historical volatility.

Total Shareholder Return Units [Member]
Schedule of Valuation Assumptions

The weighted-average assumptions used in the valuation of TSRUs follow:

	YEAR ENDED DECEMBER 31,
	2011	2010	2009
Expected dividend yield(a)	4.15%	3.99%	4.55%
Risk-free interest rate(b)	2.51%	2.34%	2.35%
Expected stock price volatility(c)	25.55%	26.76%	36.92%
Contractual term (years)	5.95	5.00	5.00

(a)	Determined using a constant dividend yield during the expected term of the TSRU.
(b)	Determined using the interpolated yield on U.S. Treasury zero-coupon issues.
(c)	Determined using implied volatility, after consideration of historical volatility.